STOCKHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of Common Stock Reserved for Future Issuance
Common stock reserved for future issuance is as follows (in common stock equivalent shares):

	September 30, 2024	December 31, 2023
Common stock warrants	866	866
Series A Convertible Preferred Stock	14,330,750	—
Series X Convertible Preferred Stock	1,052,236	1,052,236
Common stock options, RSUs and PRSUs issued and outstanding	2,454,822	638,037
Authorized for future stock awards	1,052,406	170,783
Awards available under the ESPP	67,089	49,623

Total	18,958,169	1,911,545

Common stock reserved for future issuance is as follows (in common stock equivalent shares):

	December 31,
	2023	2022
Common stock warrants	866	625,859
Series X Convertible Preferred Stock	1,052,236	909,236
Common stock options, RSUs and PRSUs issued and outstanding	638,037	465,965
Authorized for future stock awards	170,783	223,713
Awards available under the ESPP	49,623	40,572

Total	1,911,545	2,265,345